Subsequent Events	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Subsequent Events [Abstract]
Subsequent Events

11.	Subsequent Events

Conversion of Outstanding 2018 and 2019 Convertible Notes

As described in the Company’s 2019 Annual Report on Form 10-K, holders of the Company’s outstanding convertible notes issued in 2018 and 2019 are entitled to convert the principal and unpaid interest on such notes into shares of the Company’s common stock under various scenarios, including if the Company were to sell its equity securities on or before the date of repayment of the 2018 and 2019 Notes in any financing transaction that results in gross proceeds to the Company of less than $10 million (a “Non-Qualified Financing”). A Non-Qualified Financing occurred as a result of sales of our common stock to Lincoln Park Capital Fund, LLC starting on December 11, 2019 and concluding on January 7, 2020, pursuant to the Purchase Agreement described in Note 7, Stockholders’ Equity above. Commencing on April 2, 2020, the holders of such notes, including Cheval Holdings, Ltd. (“Cheval”), an affiliate of Black Horse Capital, L.P., our controlling stockholder, notified us of their exercise of such conversion rights. Pursuant to the exemption from registration afforded by Section 3(a)(9) under the Securities Act of 1933, we issued an aggregate of 11,989,578 shares of our common stock upon the conversion of $4.3 million in aggregate principal and interest on the notes converted, which obligations were retired. Of these, we issued 1,583,333 shares to Cheval. Dr. Dale Chappell, our ex-officio chief scientific officer, controls Black Horse Capital, L.P. and reports beneficial ownership of all shares held by it and its affiliates, including Cheval.

After giving effect to the shares issued upon such conversions, as of May 14, 2020, no convertible notes issued in 2018 or 2019 were outstanding.

April 2020 Bridge Notes

On April 27, 2020, the Company issued two short-term, secured bridge notes (the “2020 Bridge Notes”) evidencing an aggregate of $350,000 of loans made to the Company by two parties: Cheval Holdings, Ltd., an affiliate of Black Horse Capital, L.P., the Company’s controlling stockholder, lent $100,000; and Nomis Bay LTD, the Company’s second largest stockholder, lent $250,000. The proceeds from the 2020 Bridge Notes were used for working capital and general corporate purposes.

The 2020 Bridge Notes rank on par with the 2019 Bridge Notes, and possess other terms and conditions substantially consistent with those notes. The 2020 Bridge Notes bear interest at a rate of 7.0% per annum and have a maturity date of December 31, 2020. The 2020 Bridge Notes may become due and payable at such earlier time as the Company raises more than $10,000,000 in a bona fide financing transaction or upon a change in control. The 2020 Bridge Notes also are secured by a lien on substantially all of the Company’s assets.

Upon an event of default, which events include, but are not limited to, (1) the Company’s failure to timely pay any monetary obligation under the 2020 Bridge Notes; (2) our failure to pay our debts generally as they become due and (3) our commencing any proceeding relating to the Company under any bankruptcy reorganization, arrangement, insolvency, readjustment of debt, dissolution or liquidation or similar laws of any jurisdiction now or hereafter in effect, the interest payable on the 2020 Bridge Notes increases to 10.0% per annum. Further, upon certain events of default, all payments and obligations due and owed under the 2020 Bridge Notes shall immediately become due and payable without demand and without notice to the Company.

Paycheck Protection Plan Loan

On May 5, 2020, the Company received a Paycheck Protection Plan loan under the 2020 CARES Act in the amount of $83 thousand (the “PPP Loan”). The PPP Loan bears interest at a rate of 1% per annum and matures on the second anniversary of the date of the applicable loan documents. The PPP loan may be prepaid at any time and may be forgiven under certain circumstances. Assuming the PPP Loan is not forgiven, the Company will be required to make monthly amortizing payments beginning November 1, 2020 to fully repay the PPP Loan and accrued interest through the maturity date. Upon an event of default, which events include, but are not limited to, (1) the Company’s failure to timely pay any monetary obligation under the PPP Loan; (2) our failure to pay our debts generally as they become due and (3) our commencing any proceeding relating to the Company under any bankruptcy reorganization, arrangement, insolvency, readjustment of debt, dissolution or liquidation or similar laws of any jurisdiction now or hereafter in effect, the PPP Loan shall immediately become due and payable without demand and without notice to the Company. The Company intends to use the proceeds of the PPP Loan for payroll costs.

2020 Private Placement

On June 1, 2020, the Company entered into a securities purchase agreement (the “Purchase Agreement”) with certain accredited investors to complete a private placement (the “Private Placement”) of common stock. The closing of the Private Placement occurred on June 2, 2020 (the “Closing Date”). At the closing, the Company issued and sold 82,528,718 shares of common stock at a purchase price of $0.87 per share, for aggregate gross proceeds of approximately $71.8 million. We used a portion of the proceeds to retire certain indebtedness, including all outstanding bridge notes. We expect to use the remaining proceeds from the Private Placement to retire other indebtedness, to fund our Phase III study of lenzilumab in COVID-19, our collaboration with Kite and other development programs, as well as for working capital and other general corporate purposes.

15. Subsequent Events

Issuance of Convertible Notes in March 2020

In March 2020 (the “Issuance Date”), we delivered a series of convertible redeemable promissory notes (the “Notes”) evidencing loans with an aggregate principal amount of $448,333.33 made to us.

The Notes bear interest at a rate of 7.0% per annum and will mature on March 13, 2021 and March 19, 2021, respectively. The Notes contain an original issue discount of $33,000 and $18,833.33, respectively. We plan to use the proceeds from the Notes for working capital.

Beginning on the 6th month anniversary of the Issuance Date, unless earlier redeemed by us, the holder is entitled, at its option, to convert all or any amount of the principal amount of the Notes then outstanding, together with the accrued and unpaid interest on such portion of the Notes proposed to be converted, into shares of our common stock (the "Common Stock") at a conversion price equal to $.25 per share (the “Fixed Price”). After the 9 month anniversary of the Issuance Date, the conversion price shall be equal to the lower of (i) the Fixed Price or (ii) 68% of the lowest of either the trading price or closing bid of the Common Stock, for the ten prior trading days including the day upon which a Notice of Conversion is received (the “Variable Conversion Price”).

In the event our Common Stock has a closing price equal to $0.30 or less for 5 consecutive days prior to the 9 month anniversary of the Issuance Date, then, beginning on the 6 month anniversary of the Issuance Date, the holder may elect in its Notice of Conversion to use the lower of the Fixed Price or the Variable Conversion Price set forth above.

Commencing on the 6 month anniversary of the Issuance Date, we will have the right, but not the obligation, to elect to make fixed monthly amortizing payments to the holder in the amount of $25,000. If we elect to make such payments, the holder shall not be entitled to convert all or any amount of the principal amount of the Notes then outstanding if and for so long as we are current in respect of the amortizing payments.

The Notes may be redeemed by us at any time before the 270th day following its issuance, at a redemption price equal to (i) 110% of the principal plus accrued but unpaid interest on the Notes to the date of redemption, if the redemption occurs in the first 60 days following the Issuance Date; (ii) 120% of the principal plus accrued but unpaid interest on the Notes to the date of redemption, if the redemption occurs from day 61 through day 120 following the Issuance Date; or (iii) 130% of the principal plus accrued but unpaid interest on the Notes to the date of redemption, if the redemption occurs from day 121 through day 270 following the Issuance Date. The Notes contain customary default and remedies provisions for convertible note financings of this nature.

The Notes contain customary default and remedies provisions for convertible note financings of this nature.

The Notes were issued in reliance upon the exemption from registration afforded by Section 4(a)(2) of the Securities Act of 1933, as amended.

Conversion of Certain Outstanding 2018 and 2019 Convertible Notes

As previously reported, holders of the Company’s outstanding convertible notes issued in 2018 and 2019 are entitled to convert the principal and unpaid interest on such notes into shares of our common stock as a result of our completion on December 11, 2019 of a “Non-Qualified Financing”, as defined in such notes, through sales of our common stock to Lincoln Park Capital Fund, LLC pursuant to the Purchase Agreement described in Note 9 in the Notes to the Consolidated Financial Statements. Certain additional “Non-Qualified Financing” transactions occurred from December 11, 2019 until January 7, 2020. Commencing on April 2, 2020, certain holders of such notes, including Cheval Holdings, Ltd. (“Cheval”), an affiliate of Black Horse Capital, L.P., our controlling stockholder, notified us of their exercise of such conversion rights. Pursuant to the exemption from registration afforded by Section 3(a)(9) under the Securities Act of 1933, we issued an aggregate of 7,131,942 shares of our common stock upon the conversion of $2.6 million in aggregate principal and interest on the notes converted, which obligations were retired. Of these, we issued 1,583,333 shares to Cheval. Dr. Dale Chappell, our ex-officio chief scientific officer, controls Black Horse Capital, L.P. and reports beneficial ownership of all shares held by it and its affiliates, including Cheval.

After giving effect to the shares issued upon such conversions, as of April 3, 2020, an aggregate of $0.6 million in principal amount of convertible notes issued in 2018, and an aggregate of $1.2 million in principal amount of convertible notes issued in 2019 were outstanding.